SUBSEQUENT EVENT	12 Months Ended
Jul. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENT

16. SUBSEQUENT EVENT:

On September 18, 2019, the Company’s largest retail tenant occupying 128,196 square feet surrendered approximately 22,000 square feet at the Nine Bond street building in Brooklyn, New York. The effective date of the surrender was August 31, 2019 and was approximately 16% of the total square footage that this tenant leased from the Company prior to such surrender. The annual loss in rent will be approximately $965,000 until a new tenant is obtained to occupy the space.